CREDIT AGREEMENT AND LONG TERM LIABILITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Net carrying value of Fortress notes		$ 2,345
Less current portion of debt	645	2,948	1,973
Long term portion of debt	7,692	1,370
Fortress [Member]
Principal balance	10,000
Unamortized debt discount	(1,663)
Net carrying value of Fortress notes	8,337
Less current portion of debt	(645)
Long term portion of debt	$ 7,692